Leases - Recognition of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Lease liabilities, Beginning balance	$ 25,923	$ 32,298
Additions / changes in estimates	239	2,603
Exchange difference	3,057	(3,283)
Foreign currency translation		346
Divestments	(250)	(502)
Unwinding of discount	2,759	2,928
Lease payments	(5,733)	(7,775)
Lease liabilities, Ending balance	$ 25,995	$ 25,923